Summarized Financial Information of Unconsolidated Affiliate Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Summarized Financial Information of Unconsolidated Affiliate [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
Summarized financial information of the Company’s most significant unconsolidated affiliates as of December 31, 2013 and December 31, 2012 and for the years ended December 31, 2013, 2012 and 2011 is as follows:

	December 31, 2013	December 31, 2012
Current assets	$36	$40
Non-current assets	26	12
Current liabilities	19	18
Non-current liabilities	—	—

	Year Ended December 31,
	2013	2012	2011
Net sales	$199	$207	$206
Gross profit	58	52	49
Pre-tax income	49	31	29
Net income	47	31	29